Property and Equipment - Changes in Carrying Value of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 62,437
Capital work-in-progress	2,863	$ 15,965
Ending balance	73,740	62,437
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250,909	253,295
On acquisitions	(108)	1,180
Additions	50,937	23,376
Disposals/retirements	(12,441)	(9,158)
Translation adjustments	(4,764)	(17,784)
Ending balance	284,533	250,909
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	204,437	207,111
Depreciation	25,048	21,287
Disposals/retirements	(12,106)	(9,050)
Translation adjustments	(3,723)	(14,911)
Ending balance	213,656	204,437
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,686
Ending balance	2,208	2,686
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,289	9,591
Translation adjustments	(53)	(302)
Ending balance	9,236	9,289
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,603	6,338
Depreciation	463	469
Translation adjustments	(38)	(204)
Ending balance	7,028	6,603
Computers and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,133
Ending balance	17,733	18,133
Computers and software [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,222	87,574
On acquisitions	4	517
Additions	11,086	10,902
Disposals/retirements	(6,621)	(5,417)
Translation adjustments	(1,214)	(6,354)
Ending balance	90,477	87,222
Computers and software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,089	69,574
Depreciation	11,068	9,915
Disposals/retirements	(6,449)	(5,322)
Translation adjustments	(964)	(5,078)
Ending balance	72,744	69,089
Furniture, fixtures and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,648
Ending balance	24,632	12,648
Furniture, fixtures and office equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80,586	82,642
On acquisitions	(72)	261
Additions	18,706	6,736
Disposals/retirements	(3,152)	(3,265)
Translation adjustments	(1,668)	(5,788)
Ending balance	94,400	80,586
Furniture, fixtures and office equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67,938	70,966
Depreciation	6,169	5,246
Disposals/retirements	(3,025)	(3,252)
Translation adjustments	(1,314)	(5,022)
Ending balance	69,768	67,938
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73
Ending balance	281	73
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	817	784
On acquisitions	0	104
Additions	310
Disposals/retirements	(97)	0
Translation adjustments	(18)	(71)
Ending balance	1,012	817
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	744	764
Depreciation	58	46
Disposals/retirements	(57)	0
Translation adjustments	(14)	(66)
Ending balance	731	744
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,932
Ending balance	26,023	12,932
Leasehold improvements [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	72,995	72,704
On acquisitions	(40)	298
Additions	20,835	5,738
Disposals/retirements	(2,571)	(476)
Translation adjustments	(1,811)	(5,269)
Ending balance	89,408	72,995
Leasehold improvements [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,063	59,469
Depreciation	7,290	5,611
Disposals/retirements	(2,575)	(476)
Translation adjustments	(1,393)	(4,541)
Ending balance	$ 63,385	$ 60,063